Earnings per Share	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings per Share

5. EARNINGS PER SHARE

Earnings per share is computed as follows (in thousands, except per share data):

	Year Ended December 31,
	2013			2012			2011
	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount	Net Income	Shares	Per Share Amount
Basic earnings per share	$50,478	87,537	$0.58	$77,444	82,480	$0.94	$19,113	81,392	$0.23
Effect of dilutive incentive-based awards		615			1,072			632

Diluted earnings per share	$50,478	88,152	$0.57	$77,444	83,552	$0.93	$19,113	82,024	$0.23

In accordance with the Earnings Per Share Topic of the FASB ASC, basic earnings per share is computed by dividing net income by the weighted average number of shares of common stock outstanding during the period (excluding nonvested restricted stock). Diluted earnings per share is determined based on the dilutive effect of unvested restricted stock probable of vesting using the treasury stock method. During the years ended December 31, 2013, 2012 and 2011, there were no anti-dilutive shares of common stock excluded from the computation of diluted earnings per share. The weighted average number of repurchased shares during the period that are held as treasury stock are excluded from common stock outstanding.